Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Activity in Goodwill by Reporting Segments

The following table presents the activity in goodwill by reporting segment for the years ended December 31, 2012 and 2011, in thousands:

	Unified	Communication
	Communications	Services	Consolidated
Balance at January 1, 2011	$843,558	$823,513	$1,667,071
Accumulated impairment losses	—	(37,675)	(37,675)

Net balance at January 1, 2011	843,558	785,838	1,629,396
Acquisitions	124,989	16,839	141,828
Acquisition accounting adjustments	—	(3,023)	(3,023)
Foreign currency translation adjustment	(5,565)	(1)	(5,566)

Balance at December 31, 2011	962,982	837,328	1,800,310

Accumulated impairment losses	—	(37,675)	(37,675)

Net balance at December 31, 2011	962,982	799,653	1,762,635
Acquisitions	—	49,723	49,723
Acquisition accounting adjustments	970	43	1,013
Foreign currency translation adjustment	3,383	97	3,480

Balance at December 31, 2012	967,335	887,191	1,854,526
Accumulated impairment losses	—	(37,675)	(37,675)

Balance at December 31, 2012	$967,335	$849,516	$1,816,851

Summary of Major Intangible Assets and Weighted Average Amortization Periods

Below is a summary of the major intangible assets and weighted average amortization periods for each identifiable intangible asset, in thousands:

	As of December 31, 2012			Weighted Average
Intangible assets	Acquired Cost	Accumulated Amortization	Net Intangible Assets	Amortization Period (Years)
Client Relationships	$544,273	$(382,359)	$161,914	9.5
Technology & Patents	120,606	(57,768)	62,838	8.7
Trade names	47,110	—	47,110	Indefinite
Trade names (finite-lived)	27,319	(16,760)	10,559	4.3
Other intangible assets	15,898	(12,647)	3,251	4.3

Total	$755,206	$(469,534)	$285,672

	As of December 31, 2011			Weighted Average
Intangible assets	Acquired Cost	Accumulated Amortization	Net Intangible Assets	Amortization Period (Years)
Client Relationships	$538,154	$(341,236)	$196,918	9.2
Technology & Patents	131,446	(61,098)	70,348	10.3
Trade names	47,110	—	47,110	Indefinite
Trade names (finite-lived)	26,690	(12,423)	14,267	4.3
Other intangible assets	14,452	(9,948)	4,504	4.6

Total	$757,852	$(424,705)	$333,147

Estimated Future Annual Amortization Expense for Intangible Assets

respectively. Estimated amortization expense in millions for the next five years for the intangible assets acquired in all acquisitions completed by us on or prior to December 31, 2012 is as follows:

2013	$53.7 million
2014	$43.5 million
2015	$34.9 million
2016	$25.9 million
2017	$19.8 million

Summary of Finite-Lived Intangible Assets Acquired in Acquisitions

The following table summarizes the finite-lived intangible assets acquired in the acquisitions made since January 1, 2011:

(Amounts in thousands)	Customer Relationships	Technology	Non-Compete Agreements	Trade Names	Total	Amortization Period (Years)	Amortization recorded in
							2012	2011
2012 Acquisition:
HyperCube	$13,800	$4,300	$450	$560	$19,110	3 to 19	$7,873	$—
2011 Acquisitions:
PivotPoint	$8,500	$2,121	$170	$—	$10,791	1.5 to 10	$1,859	$1,371
Contact One	1,500	1,000	220	65	2,785	3 to 10	529	164
WIPC	29,400	15,400	2,650	1,160	48,610	1.5 to 15	6,768	3,420
Unisfair	2,700	8,000	—	260	10,960	3 to 10	1,606	1,889
TFCC	13,600	2,250	690	710	17,250	5 to 15	2,212	1,791
POSTcti	1,767	1,445	37	610	3,859	3 to 10	736	722

	$71,267	$34,516	$4,217	$3,365	$113,365		$21,583	$9,357